Adoption of New and Revised International Financial Reporting Standards	6 Months Ended
Jun. 30, 2026
Adoption of New and Revised International Financial Reporting Standards
Adoption of New and Revised International Financial Reporting Standards

3. Adoption of New and Revised International Financial Reporting Standards

New Standards and Interpretations, which became effective as of January 1, 2026, did not have a material impact on our interim condensed consolidated financial statements.